DESCRIPTION OF PLAN (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Hour Age		Dec. 31, 2024 USD ($)
DESCRIPTION OF PLAN [Abstract]
Plan agreement description	true
Employees service period for plan eligibility	3 months
Minimum service hours for plan eligibility (in Hour) | Hour	250
Company's matching contribution percentage	50.00%
Minimum age participants will be eligible to make catch-up contributions (in Age) | Age	50
Minimum amount participants may borrow from their accounts (in Dollars)	$ 1,000
Maximum amount participants may borrow from their accounts (in Dollars)	$ 50,000
Maximum percentage participants may borrow from their accounts	50.00%
Notes receivable from participants, minimum term	1 year
Notes receivable from participants, maximum term	5 years
Notes receivable from participant, basis spread variable rate	1.00%
Non-vested participants, forfeited balance (in Dollars)	$ 1,204		$ 6,489
Forfeitures amount used to reduce employer matching contributions (in Dollars)	$ 14,500		$ 28,000
Maximum [Member]
DESCRIPTION OF PLAN [Abstract]
Participant’s compensation percentage eligible for matching	4.50%
Notes receivable from participants, interest rate	9.50%	[1]	9.50%
Minimum [Member]
DESCRIPTION OF PLAN [Abstract]
Notes receivable from participants, interest rate	4.25%	[1]	4.25%
Participant's Contribution Eligible for 100% Matching [Member]
DESCRIPTION OF PLAN [Abstract]
Company's matching contribution percentage	100.00%
Participant’s compensation percentage eligible for matching	3.00%
Participant’s Contribution From 3% to 6% Eligible for 50% Matching [Member]
DESCRIPTION OF PLAN [Abstract]
Company's matching contribution percentage	50.00%
Participant’s compensation percentage eligible for matching	3.00%
Safe Harbor Matching Contributions [Member]
DESCRIPTION OF PLAN [Abstract]
Employer contribution vesting percentage	100.00%
Employer contribution vesting period	2 years
Non-Safe Harbor Matching Contributions [Member]
DESCRIPTION OF PLAN [Abstract]
Employer contribution vesting percentage	100.00%
Employer contribution vesting period	6 years

[1]	Party-In-Interest